Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consist of the following:
	As of September 30,
	2023	2024
Accrued interest expenses	1,268	24,019
Other current liabilities	—	9,190
Accrued expenses and other current liabilities	1,268	33,209